SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 65,154	¥ 55,128	¥ 134,709
General and Administrative Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	38,605	40,684	87,857
Research and Development
SHARE-BASED PAYMENT
Total stock-based compensation expense	23,978	11,191	42,167
Selling and Marketing Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 2,571	3,198	4,271
Cost of Revenue
SHARE-BASED PAYMENT
Total stock-based compensation expense		¥ 55	¥ 414